INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(9.00%)	(2.00%)	(9.00%)
Effect of different reversal rate	1.00%	3.00%	8.00%
Additional tax deductions	(8.00%)	(1.00%)
Non-deductible expenses
Different tax rate in other jurisdictions	6.00%		(1.00%)
Changes in valuation allowance		(26.00%)	(35.00%)
Tax credits	(15.00%)
Prior year adjustment			2.00%
Effective tax rate		(1.00%)	(10.00%)